COST OF SALES	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
COST OF SALES
COST OF SALES
Cost of sales in 2019, 2018 and 2017 amounted to €1,805,310 thousand, €1,622,905 thousand and €1,650,860 thousand, respectively, consisting mainly of the cost of materials, components and labor expenses related to the manufacturing and distribution of cars and spare parts, engines sold to Maserati and engines rented to other Formula 1 racing teams. The remaining costs principally includes depreciation, insurance and transportation costs. Cost of sales also includes warranty and product-related costs, which are estimated and recorded at the time of shipment.
Interest and other financial expenses from financial services companies included within cost of sales in 2019, 2018 and 2017 amounted to €45,083 thousand, €33,828 thousand and €30,945 thousand, respectively.
Cost of sales in 2018 included €1,451 thousand related to a partial release of the provision for charges to Takata airbag inflator recalls. See Note 23 “Provisions” for additional details.